Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2012 Acofran	Jul. 12, 2010 Ryerson China	Mar. 14, 2011 Singer Steel Company	Dec. 31, 2012 Singer Steel Company	Dec. 31, 2011 Singer Steel Company	Dec. 31, 2012 Singer Steel Company Customer Relationships	Mar. 14, 2011 Singer Steel Company Customer Relationships	Dec. 31, 2012 Singer Steel Company Trademarks	Mar. 14, 2011 Singer Steel Company Trademarks	Dec. 31, 2012 Singer Steel Company Licenses	Mar. 14, 2011 Singer Steel Company Licenses	Dec. 09, 2011 Turret Steel	Dec. 31, 2011 Turret Steel	Dec. 09, 2011 Turret Steel Customer Relationships	Dec. 31, 2012 Turret Steel Customer Relationships Minimum	Dec. 31, 2012 Turret Steel Customer Relationships Maximum	Dec. 31, 2012 Turret Steel Trademarks	Dec. 09, 2011 Turret Steel Trademarks	Dec. 31, 2012 Turret Steel Non-compete Agreements	Dec. 09, 2011 Turret Steel Non-compete Agreements
Business Acquisition [Line Items]
Net assets acquired							$ 23.6									$ 78.8
Cash paid for acquisition							20.0
Cash paid for acquisition		5.1	95.2	12.0				3.6
Accounts receivable							7.3									12.0
Accounts receivables gross amount							7.8									12.4
Account receivable estimates uncollectible							0.5									0.4
Intangible assets							4.3									45.1
Customer relationships, trademarks, license agreement											2.2		1.7		0.4			27.8				17.0		0.3
Useful life										7 years		5 years		7 years					7 years	11 years	20 years		7 years
Acquisition-related fees								0.4									0.4
Revenue		4,024.7	4,866.8						36.1								5.6
Net income (loss)		109.3	27.9						9.4								17.0
Bargain purchase gain	5.8		5.8				5.8		5.8
Debt on the acquisition date																6.5
Cash purchase price held back																1.5
Deferred cash consideration payouts																36.0
Consideration payment period																5 years
Goodwill																25.1
Tax benefit			$ 18.0														$ 16.6
Business acquisition acquired equity interest					50.00%	20.00%